Employee compensation - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 28,755	$ 22,714	$ 54,823	$ 44,589
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,713	4,117	9,299	8,276
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,310	3,381	7,820	6,746
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	12,610	10,406	24,577	20,113
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 7,122	$ 4,810	$ 13,127	$ 9,454